Cash and cash equivalents (Details) - Schedule of Cash and Cash Equivalents ¥ in Thousands, $ in Thousands, $ in Thousands		Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2024 HKD ($)	Mar. 31, 2024 EUR (€)	Mar. 31, 2024 NZD ($)	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2023 HKD ($)	Mar. 31, 2023 EUR (€)	Mar. 31, 2023 NZD ($)
Cash [Member] | RMB [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		¥ 42,977					¥ 62,727
Cash [Member] | Hong Kong dollars [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents | $									$ 7
Cash [Member] | US [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents | $			$ 4,192					$ 3,946
Cash [Member] | EUR [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents | €	[1]
Cash [Member] | NZD [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents | $	[1]
Cash Equivalents [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		72,722					89,850
Cash Equivalents [Member] | RMB [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		42,977					62,727
Cash Equivalents [Member] | Hong Kong dollars [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents							6
Cash Equivalents [Member] | US [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		29,745					27,114
Cash Equivalents [Member] | EUR [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	[1]						2
Cash Equivalents [Member] | NZD [Member]
Schedule of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	[1]						¥ 1

[1]	Amount is less than 1,000 in respective foreign currency.